Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of the movement of the Group's equity investments under the equity method

	For the year ended December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
At the beginning of the year	39,252	38,472	6,037
Additions	—	14,700	2,307
Share of results of equity investees	(780)	(287)	(45)
At the end of the year	38,472	52,885	8,299